FMI Common Stock Fund
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 98.7%	Shares	Value
Commercial Services Sector - 3.8%
Miscellaneous Commercial Services - 2.5%
Huron Consulting Group, Inc. (a)	275,000	$47,550,250

Personnel Services - 1.3%
Robert Half, Inc.	890,000	24,172,400
Total Commercial Services Sector		71,722,650

Consumer Durables Sector - 10.0%
Homebuilding - 3.1%
Cavco Industries, Inc. (a)	102,000	60,255,480

Other Consumer Specialties - 3.1%
MSA Safety, Inc.	370,000	59,251,800

Recreational Products - 3.8%
Hayward Holdings, Inc. (a)	4,695,000	72,537,750
Total Consumer Durables Sector		192,045,030

Consumer Services Sector - 9.0%
Other Consumer Services - 3.8%
Valvoline, Inc. (a)	2,510,000	72,940,600

Restaurants - 5.2%
Aramark	2,705,000	99,706,300
Total Consumer Services Sector		172,646,900

Distribution Services Sector - 14.3%
Electronics Distributors - 4.6%
Arrow Electronics, Inc. (a)	800,000	88,144,000

Medical Distributors - 4.5%
Henry Schein, Inc. (a)	1,145,000	86,539,100

Wholesale Distributors - 5.2%
Applied Industrial Technologies, Inc.	110,000	28,244,700
Core & Main, Inc. - Class A (a)	1,350,000	70,159,500
		98,404,200
Total Distribution Services Sector		273,087,300

Electronic Technology Sector - 6.2%
Electronic Production Equipment - 6.2%
CTS Corp.	550,000	23,578,500
Plexus Corp. (a)	645,000	94,815,000
Total Electronic Technology Sector		118,393,500

Finance Sector - 25.7% (b)
Finance/Rental/Leasing - 8.9%
FirstCash Holdings, Inc.	480,000	76,502,400
OneMain Holdings, Inc.	1,390,000	93,894,500
		170,396,900
Investment Banks/Brokers - 3.1%
Houlihan Lokey, Inc. - Class A	340,000	59,224,600

Life/Health Insurance - 4.2%
Primerica, Inc.	315,000	81,383,400

Major Banks - 4.6%
Zions Bancorp NA	1,495,000	87,517,300

Multi-Line Insurance - 4.9%
White Mountains Insurance Group Ltd.	45,000	93,511,350
Total Finance Sector		492,033,550

Non-Energy Minerals Sector - 2.3%
Forest Products - 2.3%
Louisiana-Pacific Corp.	550,000	44,418,000

Process Industries Sector - 4.1%
Containers/Packaging - 4.1%
AptarGroup, Inc.	645,000	78,664,200

Producer Manufacturing Sector - 18.7%
Auto Parts: OEM - 5.3%
Donaldson Co., Inc.	1,145,000	101,515,700

Building Products - 7.4%
Carlisle Cos., Inc.	150,000	47,979,000
Fortune Brands Innovations, Inc.	1,120,000	56,022,400
Simpson Manufacturing Co., Inc.	235,000	37,945,450
		141,946,850
Industrial Machinery - 6.0%
Gates Industrial Corp. PLC (a)	3,510,000	75,359,700
Mueller Water Products, Inc. - Class A	1,600,000	38,112,000
		113,471,700
Total Producer Manufacturing Sector		356,934,250

Retail Trade Sector - 1.7%
Specialty Stores - 1.7%
BJ's Wholesale Club Holdings, Inc. (a)	355,000	31,960,650

Technology Services Sector - 2.9%
Information Technology Services - 2.9%
Insight Enterprises, Inc. (a)	670,000	54,584,900
TOTAL COMMON STOCKS (Cost $1,492,496,170)		1,886,490,930

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.4%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.68% (c)	26,537,584	26,537,584
TOTAL MONEY MARKET FUNDS (Cost $26,537,584)		26,537,584

TOTAL INVESTMENTS - 100.1% (Cost $1,519,033,754)		1,913,028,514
Liabilities in Excess of Other Assets - (0.1)%		(2,198,870)
TOTAL NET ASSETS - 100.0%		$1,910,829,644

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

FMI Common Stock Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,886,490,930	$–	$–	$1,886,490,930
Money Market Funds	26,537,584	–	–	26,537,584
Total Investments	$1,913,028,514	$–	$–	$1,913,028,514

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s core financial statements.